Commitments and Contingencies - Schedule of Future Minimum Payments Under Non-Cancelable Operating Leases (Detail) ¥ in Thousands	Dec. 31, 2018 CNY (¥)
Commitments and Contingencies Disclosure [Abstract]
2019	¥ 44,808
2020	28,629
2021	26,573
2022 and after	47,726
Future minimum payments operating leases	¥ 147,736